Note 12 - Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule Of Future Minimum Lease Payments [Table Text Block]
	Capital	Operating	Total
2016	$76	$522	$598
2017	76	372	448
2018	15	234	249
2019	15	73	88
2020	15	-	15
Thereafter	480	-	480
Total minimum lease payments	677	$1,201	$1,878
Less: amounts representing interest	344
Present value of minimum lease payments	333
Less: current portion of obligations under capital leases	59
Long-term portion of obligations under capital leases	$274